Significant Accounting Policies - Summary of Potentially Dilutive Common Stock Equivalents (Details) (10-K) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Potentially dilutive common stock equivalents excluded from diluted net loss per share	39,337,608	5,883,960	7,054,327	6,663,827
Warrants [Member]
Potentially dilutive common stock equivalents excluded from diluted net loss per share	34,022,068	4,366,960	4,366,960	3,780,571
Options and Restricted Stock Units [Member]
Potentially dilutive common stock equivalents excluded from diluted net loss per share			2,687,367	2,883,256